SCHEDULE OF FINANCE INCOME AND COSTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Interest income	$ 32,098	$ 5,473
Total finance income	32,098	5,473
Finance Charges	(280)	(13,368)
Convertible Loan Note Interest	(473,935)	(88,383)
Interest expense on related party loan		(781,896)	(1,053,313)
Total finance expenses	(474,215)	(883,647)	(1,053,313)
Total finance income/(expenses)	$ (442,117)	$ (878,174)	$ (1,053,313)